VanEck Global Natural Resources Portfolio Expense Example - VanEck Global Natural Resources Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,020
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	$ 1,312